Equity-based Compensation - HoldCo Unit Activity (Details) - HoldCo Units - $ / shares		9 Months Ended
	Jun. 08, 2020	Sep. 30, 2020
Shares
Beginning balance (in shares)		0
Effect of Reorganization Transactions and IPO (in shares)	1,325,330	1,332,239
Vested (in shares)		(68,587)
Forfeited (in shares)		(12,773)
Ending balance (in shares)		1,250,879
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)		$ 0
Effect of Reorganization Transactions and IPO (in dollars per share)		8.98
Vested (in dollars per share)		6.08
Forfeited (in dollars per share)		9.67
Ending balance (in dollars per share)		$ 9.13